WARRANT LIABILITIES (Details) - Tailwind Two Acquisition Corp [Member]	12 Months Ended
	Dec. 31, 2021 Day $ / shares shares	Dec. 31, 2020 shares
Common Class A [Member]
Class of Warrant or Right [Line Items]
Percentage of gross proceeds on total equity proceeds	60.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	7,800,000	0
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	11,500,000	0
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year
Public Warrants expiration term	5 years
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Public Warrants | Common Class A [Member]
Class of Warrant or Right [Line Items]
Share price | $ / shares	$ 9.20
Trading days determining volume weighted average price	20 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders	30
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 10.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.10
Threshold number of business days before sending notice of redemption to warrant holders	30
Threshold trading days for redemption of public warrants	20
Threshold consecutive trading days for redemption of public warrants	30
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%